N-2 - $ / shares	1 Months Ended	3 Months Ended													12 Months Ended
	Apr. 17, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2024
Cover [Abstract]
Entity Central Index Key															0001280784
Amendment Flag															false
Document Type															DEF 14A
Entity Registrant Name															Hercules Capital, Inc.
General Description of Registrant [Abstract]
Share Price [Table Text Block]	Table 3.3 (Trading History of the Shares)

		Price Range
	NAV(1)	High	Low	High Sales Price Premium (Discount) to NAV(2)	Low Sales Price Premium (Discount) to NAV(2)
2022
First quarter	$10.82	$18.23	$16.65	68.5%	53.0%
Second quarter	$10.43	$18.91	$12.82	81.3%	22.9%
Third quarter	$10.47	$16.13	$11.45	54.1%	9.4%
Fourth quarter	$10.53	$14.92	$11.59	41.7%	10.1%
2023
First quarter	$10.82	$16.24	$11.56	50.1%	6.8%
Second quarter	$10.96	$15.08	$12.38	37.6%	13.0%
Third quarter	$10.93	$18.02	$14.86	64.9%	36.0%
Fourth quarter	$11.43	$16.93	$15.09	48.2%	32.1%
2024
First quarter	$11.63	$18.77	$16.67	61.4%	43.3%
Second quarter	$11.43	$19.92	$17.07	74.3%	49.3%
Third quarter	$11.40	$21.67	$17.71	90.1%	55.4%
Fourth quarter	$11.66	$20.22	$18.53	73.4%	58.9%
2025
First quarter	$*	$22.04	$17.93	*	*
Second quarter (through April 17, 2025)	$*	$19.10	$16.24	*	*
(1)NAV is determined as of the last day in the relevant quarter and therefore may not reflect NAV on the date of the high and low closing sales prices. The NAVs shown are based on outstanding Shares at the end of the relevant quarter.
(2)Calculated as the respective high or low closing sales price less NAV, divided by NAV (in each case as of the applicable quarter).
*NAV has not yet been calculated for the period.

Lowest Price or Bid	$ 16.24	$ 17.93	$ 18.53	$ 17.71	$ 17.07	$ 16.67	$ 15.09	$ 14.86	$ 12.38	$ 11.56	$ 11.59	$ 11.45	$ 12.82	$ 16.65
Highest Price or Bid	19.10	22.04	$ 20.22	$ 21.67	$ 19.92	$ 18.77	$ 16.93	$ 18.02	$ 15.08	$ 16.24	$ 14.92	$ 16.13	$ 18.91	$ 18.23
Highest Price or Bid, Premium (Discount) to NAV [Percent]			73.40%	90.10%	74.30%	61.40%	48.20%	64.90%	37.60%	50.10%	41.70%	54.10%	81.30%	68.50%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			58.90%	55.40%	49.30%	43.30%	32.10%	36.00%	13.00%	6.80%	10.10%	9.40%	22.90%	53.00%
NAV Per Share			$ 11.66	$ 11.40	$ 11.43	$ 11.63	$ 11.43	$ 10.93	$ 10.96	$ 10.82	$ 10.53	$ 10.47	$ 10.43	$ 10.82	$ 11.66